Intangible Assets and Goodwill (Details) - Schedule of intangible assets and goodwill - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Gross carrying value
Gross carrying value at beginning	$ 59,607,958	$ 59,530,376
Gross carrying value at ending	59,289,662	59,607,958
Additions (refer note 25)		68,500
‘Derecognized on deconsolidation of subsidiary	(318,129)
Exchange differences	(167)	9,082
Accumulated amortisation
Accumulated amortisation at beginning	12,135,754	204,086
Accumulated amortisation at ending	24,030,158	12,135,754
Net block	35,259,504	47,472,204
Charge for the year	11,894,518	11,931,668
‘Derecognized on deconsolidation of subsidiary	(114)
Customer acquisition List [Member]
Gross carrying value
Gross carrying value at beginning	59,216,654	59,216,654
Gross carrying value at ending	59,216,654	59,216,654
Exchange differences
Accumulated amortisation
Accumulated amortisation at beginning	12,135,640	204,086
Accumulated amortisation at ending	24,030,158	12,135,640
Net block	35,186,496	47,081,014
Charge for the year	11,894,518	11,931,554
Goodwill [Member]
Gross carrying value
Gross carrying value at beginning	390,927	313,345
Gross carrying value at ending	73,008	390,927
Additions (refer note 25)		68,500
‘Derecognized on deconsolidation of subsidiary	(317,752)
Exchange differences	(167)	9,082
Accumulated amortisation
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block	73,008	390,927
Charge for the year
Software [Member]
Gross carrying value
Gross carrying value at beginning	377	377
Gross carrying value at ending		377
Additions (refer note 25)
‘Derecognized on deconsolidation of subsidiary	(377)
Accumulated amortisation
Accumulated amortisation at beginning	114
Accumulated amortisation at ending		114
Net block		263
Charge for the year		114
‘Derecognized on deconsolidation of subsidiary	(114)
Intangible asset under development [Member]
Gross carrying value
Gross carrying value at beginning
Gross carrying value at ending	166,587
Additions (refer note 25)	166,587
Accumulated amortisation
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block	$ 166,587